Summary of Significant Accounting Policies - Schedule of Consolidation of Variable Interest Entity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets	$ 36,366,646	$ 1,629,840
Property and equipment	300,966	328,021
Right of Use Lease Assets, net	751,422	934,755
Total assets	37,462,877	3,243,948	$ 1,868,633
Total current liabilities	12,987,856	3,222,725
Revenue	22,125,320	7,682,583	1,076,827
Cost of revenue	17,967,593	5,778,167	848,777
Operating expenses	6,395,047	3,663,362	1,211,337
Net cash used in operating activities	4,851,774	(409,069)	(533,224)
Net cash used in investing activities	(26,455,285)	(152,944)	(302,083)
Net cash provided by financing activities	27,672,026	1,004,934	923,876
Effect of changes of foreign exchange rate on cash	413,155	4,014	1,252
Net increase in cash and cash equivalents	6,481,670	446,935	89,821
ASC 810-10 [Member]
Current assets	9,866,646	1,629,840
Property and equipment	300,966	328,021
Right of Use Lease Assets, net	751,422	934,755
Other non-current assets	43,843	41,055
Total assets	10,962,877	2,933,671
Total current liabilities	12,692,726	3,152,725
Total non-current liabilities	1,394,207	924,958
Revenue	22,125,320	7,682,583	1,076,827
Cost of revenue	17,967,593	5,778,167	848,777
Operating expenses	6,141,443	3,389,681	978,338
Net loss	(1,964,458)	(1,469,598)	(747,098)
Net cash used in operating activities	5,236,832	(409,069)	(533,224)
Net cash used in investing activities	44,715	(152,944)	(302,083)
Net cash provided by financing activities	809,078	1,004,934	923,876
Effect of changes of foreign exchange rate on cash	391,045	4,014	1,252
Net increase in cash and cash equivalents	$ 6,481,670	$ 446,935	$ 89,821